INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provision	$ 4,282,378	$ 4,851,524	$ 5,202,043	$ 6,024,951	$ 582,212
Total included in liabilities
Provisions
Provision	439,740	845,486	1,415,290	1,909,530	67,708
Provisions for contingencies
Provisions
Provision	$ 439,740	$ 845,486	$ 1,415,290	$ 1,909,530	$ 67,708